Provision for Legal Proceedings (Details) - Schedule of bank guarantees and insurance guarantees for judicial proceedings R$ in Millions	9 Months Ended
Sep. 30, 2022 BRL (R$)
Provision for Legal Proceedings (Details) - Schedule of bank guarantees and insurance guarantees for judicial proceedings [Line Items]
Total	R$ 1,168
Tax [Member]
Provision for Legal Proceedings (Details) - Schedule of bank guarantees and insurance guarantees for judicial proceedings [Line Items]
Total	666
Labor [Member]
Provision for Legal Proceedings (Details) - Schedule of bank guarantees and insurance guarantees for judicial proceedings [Line Items]
Total	90
Civil and others [Member]
Provision for Legal Proceedings (Details) - Schedule of bank guarantees and insurance guarantees for judicial proceedings [Line Items]
Total	R$ 412